Segmented information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 segment country	Dec. 31, 2014
Segment Reporting Information [Line Items]
Number of business units | segment	3
Percentage of revenue contributed	80.00%
Number of countries in which entity operates | country	2
Sales Revenue, Net | Hydro Quebec
Segment Reporting Information [Line Items]
Percentage of revenue contributed	13.00%	11.00%
Sales Revenue, Net | Manitoba Hydro
Segment Reporting Information [Line Items]
Percentage of revenue contributed	13.00%	13.00%
Sales Revenue, Net | PJM
Segment Reporting Information [Line Items]
Percentage of revenue contributed	14.00%	10.00%
Sales Revenue, Net | ComEd
Segment Reporting Information [Line Items]
Percentage of revenue contributed	11.00%	10.00%